Note 4(a) - Advances for Vessels Under Construction - Advances for Vessels Acquisitions Under Construction (Details) $ in Thousands	6 Months Ended
Jun. 30, 2021 USD ($)
Balance	$ 31,654
— Advances paid	95,841
— Capitalized expenses	2,351
— Transferred to Vessels, net	(126,646)
Balance	$ 3,200